Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure
Goodwill And Other Intangible Assets

Note 18 – Goodwill and other intangible assets

There were no changes in the carrying amount of goodwill for the year ended December 31, 2017. The changes in the carrying amount of goodwill for the year ended December 31, 2016, allocated by reportable segments, were as follows (refer to Note 41 for the definition of the Corporation’s reportable segments):

2016

			Purchase
	Balance at	Goodwill on	accounting	Goodwill	Balance at
(In thousands)	January 1, 2016	acquisition	adjustments	impairment	December 31, 2016
Banco Popular de Puerto Rico	$280,221	$-	$-	$(3,801)	$276,420
Banco Popular North America	346,167	-	4,707	-	350,874
Total Popular, Inc.	$626,388	$-	$4,707	$(3,801)	$627,294

During the year ended December 31, 2016, the Corporation recorded a goodwill impairment charge of $3.8 million at Popular Securities as part of its annual goodwill impairment test and purchase accounting adjustments of $4.7 million related to the Doral Bank Transaction.

At December 31, 2017 and 2016, the Corporation had $ 6.1 million of identifiable intangible assets, with indefinite useful lives, mostly associated with E-LOAN’s trademark.

The following table reflects the components of other intangible assets subject to amortization:

	Gross		Net
	Carrying	Accumulated	Carrying
(In thousands)	Amount	Amortization	Value
December 31, 2017
Core deposits	$37,224	$22,347	$14,877
Other customer relationships	35,683	21,051	14,632
Total other intangible assets	$72,907	$43,398	$29,509
December 31, 2016
Core deposits	$37,274	$18,624	$18,650
Other customer relationships	36,449	16,162	20,287
Total other intangible assets	$73,723	$34,786	$38,937

During the year ended December 31, 2016, core deposit intangibles with a gross amount of $26.3 million became fully amortized.

During the year ended December 31, 2017, the Corporation recognized $ 9.4 million in amortization expense related to other intangible assets with definite useful lives (2016 - $ 12.1 million; 2015 - $11.0 million).

The following table presents the estimated amortization of the intangible assets with definite useful lives for each of the following periods:

(In thousands)
Year 2018	$9,286
Year 2019	9,042
Year 2020	4,967
Year 2021	2,157
Year 2022	1,281
Later years	2,776

Results of the Annual Goodwill Impairment Test

The Corporation’s goodwill and other identifiable intangible assets having an indefinite useful life are tested for impairment, at least annually and on a more frequent basis if events or circumstances indicate impairment could have taken place. Such events could include, among others, a significant adverse change in the business climate, an adverse action by a regulator, an unanticipated change in the competitive environment and a decision to change the operations or dispose of a reporting unit.

Under applicable accounting standards, goodwill impairment analysis is a two-step test. The first step of the goodwill impairment test involves comparing the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired; however, if the carrying amount of the reporting unit exceeds its fair value, the second step must be performed. The second step involves calculating an implied fair value of goodwill for each reporting unit for which the first step indicated possible impairment. The implied fair value of goodwill is determined in the same manner as the amount of goodwill recognized in a business combination, which is the excess of the fair value of the reporting unit, as determined in the first step, over the aggregate fair values of the individual assets, liabilities and identifiable intangibles (including any unrecognized intangible assets, such as unrecognized core deposits and trademark) as if the reporting unit was being acquired in a business combination and the fair value of the reporting unit was the price paid to acquire the reporting unit. The Corporation estimates the fair values of the assets and liabilities of a reporting unit, consistent with the requirements of the fair value measurements accounting standard, which defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value of the assets and liabilities reflects market conditions, thus volatility in prices could have a material impact on the determination of the implied fair value of the reporting unit goodwill at the impairment test date. The adjustments to measure the assets, liabilities and intangibles at fair value are for the purpose of measuring the implied fair value of goodwill and such adjustments are not reflected in the consolidated statement of condition. If the implied fair value of goodwill exceeds the goodwill assigned to the reporting unit, there is no impairment. If the goodwill assigned to a reporting unit exceeds the implied fair value of the goodwill, an impairment charge is recorded for the excess. An impairment loss recognized cannot exceed the amount of goodwill assigned to a reporting unit, and the loss establishes a new basis in the goodwill. Subsequent reversal of goodwill impairment losses is not permitted under applicable accounting standards.

The Corporation performed the annual goodwill impairment evaluation for the entire organization during the third quarter of 2017 using July 31, 2017 as the annual evaluation date. The reporting units utilized for this evaluation were those that are one level below the business segments, which are the legal entities within the reportable segment. The Corporation follows push-down accounting, as such all goodwill is assigned to the reporting units when carrying out a business combination.

In determining the fair value of a reporting unit, the Corporation generally uses a combination of methods, including market price multiples of comparable companies and transactions, as well as discounted cash flow analysis. Management evaluates the particular circumstances of each reporting unit in order to determine the most appropriate valuation methodology. The Corporation evaluates the results obtained under each valuation methodology to identify and understand the key value drivers in order to ascertain that the results obtained are reasonable and appropriate under the circumstances. Elements considered include current market and economic conditions, developments in specific lines of business, and any particular features in the individual reporting units.

The computations require management to make estimates and assumptions. Critical assumptions that are used as part of these evaluations include:

  a selection of comparable publicly traded companies, based on nature of business, location and size;
  a selection of comparable acquisition and capital raising transactions;
  the discount rate applied to future earnings, based on an estimate of the cost of equity;
  the potential future earnings of the reporting unit; and
  the market growth and new business assumptions.

For purposes of the market comparable approach, valuations were determined by calculating average price multiples of relevant value drivers from a group of companies that are comparable to the reporting unit being analyzed and applying those price multiples to the value drivers of the reporting unit. Multiples used are minority based multiples and thus, no control premium adjustment is made to the comparable companies market multiples. While the market price multiple is not an assumption, a presumption that it provides an indicator of the value of the reporting unit is inherent in the valuation. The determination of the market comparables also involves a degree of judgment.

For purposes of the discounted cash flows (“DCF”) approach, the valuation is based on estimated future cash flows. The financial projections used in the DCF valuation analysis for each reporting unit are based on the most recent (as of the valuation date) financial projections presented to the Corporation’s Asset / Liability Management Committee (“ALCO”). The growth assumptions included in these projections are based on management’s expectations for each reporting unit’s financial prospects considering economic and industry conditions as well as particular plans of each entity (i.e. restructuring plans, de-leveraging, etc.). The cost of equity used to discount the cash flows was calculated using the Ibbotson Build-Up Method and ranged from 11.58% to 14.49% for the 2017 analysis. The Ibbotson Build-Up Method builds up a cost of equity starting with the rate of return of a “risk-free” asset (20-year U.S. Treasury note) and adds to it additional risk elements such as equity risk premium, size premium and industry risk premium. The resulting discount rates were analyzed in terms of reasonability given the current market conditions and adjustments were made when necessary.

BPPR passed Step 1 in the annual test as of July 31, 2017. The results indicated that the average estimated fair value calculated in Step 1 using all valuation methodologies exceeded BPPR’s equity value by approximately $871 million or 26%. Accordingly, there was no indication of impairment on the goodwill recorded in BPPR at July 31, 2017 and there was no need for a Step 2 analysis. As indicated in Note 2, during the month of September Hurricanes Irma and Maria made landfall and subsequently caused extensive destruction in the U.S. and British Virgin Islands and Puerto Rico, disrupting the markets in which BPPR does business. The hurricanes have and may continue to impact the Corporation’s financial results, as detailed in Note 2, which may have an effect on BPPR’s estimated fair value. However, given the excess of BPPR’s fair value over its carrying amount, the Corporation has determined, based on the information currently available, that there is no indication of impairment of goodwill. The Corporation will continue monitoring the impact of the hurricanes as new information becomes available.

BPNA passed Step 1 in the annual test as of July 31, 2017. The results indicated that the average estimated fair value calculated in Step 1 using all valuation methodologies exceeded BPNA’s equity value by approximately $183 million or 11%. Accordingly, there was no indication of impairment on the goodwill recorded in BPNA at July 31, 2017 and there was no need for a Step 2 analysis.

The goodwill balance of BPPR and BPNA, as legal entities, represented approximately 98% of the Corporation’s total goodwill balance as of the July 31, 2017 valuation date.

Furthermore, as part of the analyses, management performed a reconciliation of the aggregate fair values determined for the reporting units to the market capitalization of Popular, Inc. concluding that the fair value results determined for the reporting units in the July 31, 2017 annual assessment were reasonable.

The goodwill impairment evaluation process requires the Corporation to make estimates and assumptions with regard to the fair value of the reporting units. Actual values may differ significantly from these estimates. Such differences could result in future impairment of goodwill that would, in turn, negatively impact the Corporation’s results of operations and the reporting units where the goodwill is recorded. Declines in the Corporation’s market capitalization could increase the risk of goodwill impairment in the future.

Management monitors events or changes in circumstances between annual tests to determine if these events or changes in circumstances would more likely than not reduce the fair value of a reporting unit below its carrying amount.

The following tables present the gross amount of goodwill and accumulated impairment losses by reportable segments.

December 31, 2017

	Balance at		Balance at	Balance at		Balance at
	January 1,	Accumulated	January 1,	December 31,	Accumulated	December 31,
	2017	impairment	2017	2017	impairment	2017
(In thousands)	(gross amounts)	losses	(net amounts)	(gross amounts)	losses	(net amounts)
Banco Popular de Puerto Rico	$280,221	$3,801	$276,420	$280,221	$3,801	$276,420
Banco Popular North America	515,285	164,411	350,874	515,285	164,411	350,874
Total Popular, Inc.	$795,506	$168,212	$627,294	$795,506	$168,212	$627,294

December 31, 2016

	Balance at		Balance at	Balance at		Balance at
	January 1,	Accumulated	January 1,	December 31,	Accumulated	December 31,
	2016	impairment	2016	2016	impairment	2016
(In thousands)	(gross amounts)	losses	(net amounts)	(gross amounts)	losses	(net amounts)
Banco Popular de Puerto Rico	$280,221	$-	$280,221	$280,221	$3,801	$276,420
Banco Popular North America	510,578	164,411	346,167	515,285	164,411	350,874
Total Popular, Inc.	$790,799	$164,411	$626,388	$795,506	$168,212	$627,294